SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Analysis of income and expense [abstract]
Selling expenses	$ 78,520	$ 68,591
Administrative expenses	144,925	147,260
Distribution expenses	100,663	98,320
Selling, general and administrative expenses	$ 324,108	$ 314,171